Schedule of Investments (unaudited) January 31, 2022	BlackRock LifePath® ESG Index Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 40.5%
iShares Developed Real Estate Index Fund, Class K	4,535	$51,155
iShares ESG Aware MSCI EAFE ETF	3,122	238,646
iShares ESG Aware MSCI EM ETF	362	14,444
iShares ESG Aware MSCI USA ETF	4,070	412,739
iShares ESG Aware MSCI USA Small-Cap ETF	2,706	100,771
iShares MSCI Canada ETF(b)	180	6,874
iShares MSCI EAFE Small-Cap ETF	443	30,407
iShares MSCI Emerging Markets Small-Cap ETF	166	9,703

		864,739

Fixed-Income Funds — 59.5%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	20,433	1,099,091
iShares TIPS Bond ETF	1,357	171,715

		1,270,806

Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.11%(c)(d)	146,443	146,487
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	16,987	16,987

		163,474

Total Investments — 107.7% (Cost: $2,183,553)		2,299,019

Liabilities in Excess of Other Assets — (7.7)%		(164,932)

Net Assets — 100.0%		$2,134,087

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,019,240	$—		$(872,606	)(a)	$(147)	$—	$146,487	146,443	$788	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,145	8,842	(a)	—		—	—	16,987	16,987	—		—
iShares Developed Real Estate Index Fund, Class K	52,944	779		(964)		74	(1,678)	51,155	4,535	613		86
iShares ESG Aware MSCI EAFE ETF	250,459	6,815		(4,786)		123	(13,965)	238,646	3,122	3,517		—
iShares ESG Aware MSCI EM ETF	14,989	478		(320)		(21)	(682)	14,444	362	302		—
iShares ESG Aware MSCI USA ETF	429,294	21,772		(23,273)		6,028	(21,082)	412,739	4,070	1,247		—
iShares ESG Aware MSCI USA Small-Cap ETF	104,239	7,427		(2,022)		57	(8,930)	100,771	2,706	238		—
iShares ESG Aware U.S. Aggregate Bond ETF	1,159,108	16,461		(48,229)		(2,286)	(25,963)	1,099,091	20,433	3,045		—
iShares MSCI Canada ETF	5,916	1,296		(192)		8	(154)	6,874	180	72		—
iShares MSCI EAFE Small-Cap ETF	32,864	1,490		(661)		13	(3,299)	30,407	443	640		—
iShares MSCI Emerging Markets Small-Cap ETF	10,083	295		(242)		6	(439)	9,703	166	291		—
iShares TIPS Bond ETF	177,694	383		(3,469)		(41)	(2,852)	171,715	1,357	1,511		—

						$3,814	$(79,044)	$2,299,019		$12,264		$86

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock LifePath® ESG Index Retirement Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$864,739	$—	$—	$864,739
Fixed-Income Funds	1,270,806	—	—	1,270,806
Money Market Funds	163,474	—	—	163,474

	$2,299,019	$—	$—	$2,299,019

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	2